Investment Objectives and Goals - Capital Group High Yield Bond ETF	Jun. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group High Yield Bond ETF
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.